Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

21. Related Party Transactions

The Group had the following balances with related parties which have been included in the consolidated statements of financial position:

Current Assets

Dividends receivable and other amounts due from related parties

	As of December 31,
	2022	2023
Dividends receivable from associate (Note 5)	—	250
Other receivables	61	22
Total	61	272

Current Liabilities

Amounts due to related parties

	As of December 31,
	2022	2023
Ship management creditors	14	181
Amounts due to related parties	26	196

Ship management creditors’ liability comprises cash collected from Egypt LNG Shipping Ltd. to cover the obligations of its vessel under the Group’s management.

Amounts due to related parties of $196 as of December 31, 2023 (December 31, 2022: $26) are expenses paid by a related party on behalf of the Group and payables to other related parties for the office lease and other operating expenses.

As of December 31, 2023, GasLog has issued a letter of credit of EUR7,410 to GasLog Cyprus Investments Ltd., a wholly owned subsidiary of GasLog and a 20% shareholder in Gastrade, in connection with the development of an FSRU (Note 6).

The Group had the following transactions with related parties which have been included in the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023:

			Statement of
	Company	Details	income account	2021	2022	2023
(a)	Egypt LNG Shipping Ltd.	Vessel management services	Revenues	(703)	(703)	(703)
(b)	Nea Dimitra Property	Office rent and utilities	General and administrative expenses	593	647	623
(b)	Nea Dimitra Property	Office rent	Financial costs/Depreciation	780	717	556
(c)	Seres S.A.	Catering services	General and administrative expenses	306	326	388
(c)	Seres S.A.	Consultancy services	General and administrative expenses	65	51	54
(d)	Unisea Maritime Ltd.	Professional services	General and administrative expenses	—	—	8
(e)	Blenheim Holdings Ltd.	Professional services	General and administrative expenses	—	1	—
(f)	Gastrade (Note 5)	Interest on subordinated loan	Financial income	—	—	(336)
(a)	One of the Group’s subsidiaries, GasLog LNG Services Ltd. provides vessel management services to Egypt LNG Shipping Ltd., the LNG vessel owning company, in which another subsidiary, GasLog Shipping Company Ltd., holds a 25% ownership interest.
(b)	Through its subsidiaries, GasLog LNG Services Ltd., GasLog Hellas-1 Special Maritime Enterprise and GasLog Hellas-2 Special Maritime Enterprise, the Group leases office space in Piraeus, Greece, from an entity controlled by Ceres Shipping, Nea Dimitra Ktimatikh kai Emporikh S.A. (“Nea Dimitra Property”).
(c)	GasLog LNG Services Ltd. has also entered into an agreement with Seres S.A., an entity controlled by the Livanos family, for the latter to provide catering services to the staff based in the Piraeus office. Amounts paid pursuant to the agreement are generally less than Euro 10 per person per day, but are slightly higher on special occasions. In addition, GasLog LNG Services Ltd. has entered into an agreement with Seres S.A. for the latter to provide human resources, telephone and documentation services for the staff based in Piraeus.

Compensation of key management personnel

The remuneration of directors and key management was as follows:

	For the year ended December 31,
	2021	2022	2023
Remuneration	4,815	5,719	4,379
Short-term benefits	79	56	16
Amortization of long-term employee benefits	537	1,940	2,658
Expense recognized in respect of share-based compensation	1,225	713	1,282
Total	6,656	8,428	8,335